Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants (Equity) [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Warrants, Beginning Balance	33,004,011	21,532,062	12,937,902
Number of Shares, Warrants issued to financial advisors			500,000
Number of Shares, Warrants issued with promissory notes			1,785,715
Number of Shares, Warrants issued with revolver loan	6,165,577	11,764,704	7,424,804
Number of Shares, Warrants expired	532,657	(292,755)	(1,116,359)
Number of Shares, Warrants, Ending Balance	38,636,931	33,004,011	21,532,062
Weighted Average Exercise Price, Beginning Balance	$ 0.47	$ 0.65	$ 1.88
Weighted Average Exercise Price, Warrants issued to financial advisors			0.28
Weighted Average Exercise Price, Warrants issued with promissory notes			0.28
Weighted Average Exercise Price, Warrants issued with revolver loan	0.26	0.28	0.28
Weighted Average Exercise Price, Warrants expired	10.87	46.68	11.52
Weighted Average Exercise Price, Ending Balance	$ 0.29	$ 0.47	$ 0.65
Weighted Average Remaining Contractual Life, Beginning Period	3 years 6 months 18 days	3 years 9 months 14 days	3 years 10 months 25 days
Weighted Average Remaining Contractual Life, Warrants issued to financial advisors			4 years 5 months 16 days
Weighted Average Remaining Contractual Life, Warrants issued with promissory notes			4 years 4 months 13 days
Weighted Average Remaining Contractual Life, Warrants issued with revolver loan	4 years 8 months 26 days	4 years 9 months	4 years 8 months 12 days
Weighted Average Remaining Contractual Life, Warrants expired
Weighted Average Remaining Contractual Life, Ending Period	3 years 4 months 13 days	3 years 6 months 18 days	7 months 24 days
Warrants (Liability) [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Warrants, Beginning Balance	6,487,500	6,487,500	6,487,500
Number of Shares, Warrants issued to financial advisors
Number of Shares, Warrants issued with promissory notes
Number of Shares, Warrants issued with revolver loan
Number of Shares, Warrants expired
Number of Shares, Warrants, Ending Balance	6,487,500	6,487,500	6,487,500
Weighted Average Exercise Price, Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Weighted Average Exercise Price, Warrants issued to financial advisors
Weighted Average Exercise Price, Warrants issued with promissory notes
Weighted Average Exercise Price, Warrants issued with revolver loan
Weighted Average Exercise Price, Warrants expired
Weighted Average Exercise Price, Ending Balance	$ 0.35	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life, Beginning Period	1 year 7 months 21 days	2 years 7 months 21 days	3 years 7 months 21 days
Weighted Average Remaining Contractual Life, Ending Period	1 year 1 month 20 days	1 year 7 months 21 days	2 years 7 months 21 days